Intangible assets - Summary of Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 724,321
Ending balance	807,192	R$ 724,321
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	451,974
Ending balance	546,665	451,974
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	211,975
Ending balance	211,646	211,975
Purchase contacts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,917
Ending balance	7,093	14,917
Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	45,455
Ending balance	41,788	45,455
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	831,670	706,552	R$ 402,508
Additions	5,025	17,793	32,015
Business combinations	150,698	126,034	272,029
Translation adjustment	(1,722)	(4,178)
Other	(3,201)	(14,531)
Ending balance	982,470	831,670	706,552
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	451,974	396,716	259,526
Additions	0	0	0
Business combinations	98,890	71,348	137,190
Translation adjustment	(998)	(1,559)
Other	(3,201)	(14,531)
Ending balance	546,665	451,974	396,716
Cost | Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	301,477	256,225	138,179
Additions	0	0	0
Business combinations	50,600	45,922	118,046
Translation adjustment	(666)	(670)
Other	0	0
Ending balance	351,412	301,477	256,225
Cost | Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	56,373	38,580	4,599
Additions	5,025	17,793	32,015
Business combinations	0	0	1,966
Translation adjustment	(10)	0
Other	0	0
Ending balance	61,388	56,373	38,580
Cost | Purchase contacts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21,846	15,031	204
Additions	0	0	0
Business combinations	1,207	8,764	14,827
Translation adjustment	(48)	(1,949)
Other	0	0
Ending balance	23,005	21,846	15,031
Amortization for the year
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(107,349)	(49,742)	(20,024)
Amortization for the year	67,928	57,607	29,718
Ending balance	(175,277)	(107,349)	(49,742)
Amortization for the year | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Ending balance	0	0	0
Amortization for the year | Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(89,502)	(45,760)	(19,344)
Amortization for the year	50,263	43,742	26,416
Ending balance	(139,765)	(89,502)	(45,760)
Amortization for the year | Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(10,918)	(2,897)	(676)
Amortization for the year	8,682	8,021	2,221
Ending balance	(19,600)	(10,918)	(2,897)
Amortization for the year | Purchase contacts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6,929)	(1,085)	(4)
Amortization for the year	8,983	5,844	1,081
Ending balance	R$ (15,912)	R$ (6,929)	R$ (1,085)